Net Earnings Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Numerator:
Numerator for basic net earnings per share - Net income	$ 6,963	$ 16,518	$ 3,444
Numerator for diluted net earnings per share - Net income	$ 6,963	$ 16,518	$ 3,444
Denominator:
Denominator for basic net earnings per share - weighted-average number of shares outstanding (in thousands)	8,100	7,998	7,820
Denominator for diluted net earnings per share - adjusted weighted average shares and assumed exercises (in thousands)	8,280	8,131	7,938
Basic net earnings per share	$ 0.85	$ 2.07	$ 0.45
Diluted net earnings per share	$ 0.84	$ 2.03	$ 0.45